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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5567

Colonial Intermediate High Income Fund
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:	1-617-426-3750

Date of fiscal year end:	11/30/06

Date of reporting period:	8/31/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

August 31, 2006 (Unaudited)	Colonial Intermediate High Income Fund

		Par ($)		Value ($)*
Corporate Fixed-Income Bonds & Notes – 123.0%
BASIC MATERIALS – 9.8%
Chemicals – 5.7%
Agricultural Chemicals – 1.1%
IMC Global, Inc.
	10.875% 08/01/13	310,000		347,200
Terra Capital, Inc.
	12.875% 10/15/08	420,000		469,350
				816,550
Chemicals-Diversified – 3.5%
BCP Crystal US Holdings Corp.
	9.625% 06/15/14	215,000		233,006
EquiStar Chemicals LP
	10.625% 05/01/11	345,000		370,875
Huntsman International LLC
	8.375% 01/01/15(a)	455,000		451,587
Ineos Group Holdings PLC
	7.875% 02/15/16(a)	EUR	220,000	268,113
	8.500% 02/15/16(a)	USD	265,000	251,750
Innophos Investments Holdings, Inc.
	PIK,
	13.405% 02/15/15(b)	211,601		219,007
Lyondell Chemical Co.
	9.625% 05/01/07	390,000		397,800
NOVA Chemicals Corp.
	6.500% 01/15/12	440,000		408,100
				2,600,238
Chemicals-Specialty – 1.1%
Chemtura Corp.
	6.875% 06/01/16	350,000		338,625
Rhodia SA
	8.875% 06/01/11	436,000		445,810
				784,435
Chemicals Total				4,201,223
Forest Products & Paper – 2.7%
Paper & Related Products – 2.7%
Abitibi-Consolidated, Inc.
	8.375% 04/01/15	380,000		345,800
Boise Cascade LLC
	7.125% 10/15/14	190,000		176,700
	8.382% 10/15/12(b)	245,000		246,225
Buckeye Technologies, Inc.
	8.500% 10/01/13	60,000		59,400

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Forest Products & Paper – (continued)
Paper & Related Products – (continued)
Georgia-Pacific Corp.
	8.000% 01/15/24	530,000	522,050
Neenah Paper, Inc.
	7.375% 11/15/14	130,000	121,062
NewPage Corp.
	10.000% 05/01/12	250,000	258,125
	12.000% 05/01/13	105,000	108,413
Norske Skog
	8.625% 06/15/11	190,000	186,675
			2,024,450
Forest Products & Paper Total			2,024,450
Iron/Steel – 0.5%
Steel-Producers – 0.2%
Steel Dynamics, Inc.
	9.500% 03/15/09	160,000	165,600
			165,600
Steel-Specialty – 0.3%
UCAR Finance, Inc.
	10.250% 02/15/12	215,000	225,750
			225,750
Iron/Steel Total			391,350
Metals & Mining – 0.9%
Diversified Minerals – 0.7%
FMG Finance Ltd.
	10.625% 09/01/16(a)	505,000	502,475
			502,475
Mining Services – 0.2%
Hudson Bay Mining & Smelting Co., Ltd.
	9.625% 01/15/12	105,000	114,713
			114,713
Metals & Mining Total			617,188
BASIC MATERIALS TOTAL			7,234,211
COMMUNICATIONS – 27.7%
Media – 11.5%
Broadcast Services/Programs – 0.6%
Fisher Communications, Inc.
	8.625% 09/15/14	190,000	195,225

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Broadcast Services/Programs – (continued)
XM Satellite Radio, Inc.
	9.750% 05/01/14(a)	280,000	263,200
			458,425
Cable TV – 5.6%
Atlantic Broadband Finance LLC
	9.375% 01/15/14	305,000	294,325
Charter Communications Holdings I LLC
	11.000% 10/01/15	475,000	421,563
Charter Communications Holdings II LLC
	10.250% 09/15/10	645,000	653,062
Charter Communications Holdings LLC
	9.920% 04/01/14	360,000	234,900
CSC Holdings, Inc.
	7.625% 04/01/11	965,000	986,712
DirecTV Holdings LLC
	6.375% 06/15/15	430,000	402,050
EchoStar DBS Corp.
	6.625% 10/01/14	605,000	581,556
Insight Midwest LP
	9.750% 10/01/09	275,000	279,813
Telenet Group Holding NV
	(c) 06/15/14 (11.500% 12/15/08) (a)	368,000	316,480
			4,170,461
Multimedia – 1.3%
Advanstar Communications, Inc.
	15.000% 10/15/11	310,000	323,175
Lamar Media Corp.
	6.625% 08/15/15	310,000	290,625
Quebecor Media, Inc.
	7.750% 03/15/16	330,000	326,700
			940,500
Publishing-Periodicals – 2.8%
Dex Media West LLC
	9.875% 08/15/13	739,000	793,501
Dex Media, Inc.
	(c) 11/15/13 (9.000% 11/15/08)	250,000	208,125
PriMedia, Inc.
	8.000% 05/15/13	500,000	446,250

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Publishing-Periodicals – (continued)
RH Donnelley Corp.
	8.875% 01/15/16	290,000	285,650
WDAC Subsidiary Corp.
	8.375% 12/01/14(a)	370,000	371,850
			2,105,376
Radio – 0.4%
CMP Susquehanna Corp.
	9.875% 05/15/14(a)	325,000	303,063
			303,063
Television – 0.8%
LIN Television Corp.
	6.500% 05/15/13	320,000	295,200
Sinclair Broadcast Group, Inc.
	8.750% 12/15/11	255,000	266,156
			561,356
Media Total			8,539,181
Telecommunication Services – 16.2%
Cellular Telecommunications – 6.4%
Digicel Ltd.
	9.250% 09/01/12(a)	640,000	667,200
Dobson Cellular Systems, Inc.
	8.375% 11/01/11	400,000	414,000
	9.875% 11/01/12	510,000	544,425
Horizon PCS, Inc.
	11.375% 07/15/12	190,000	214,225
iPCS Escrow Co.
	11.500% 05/01/12	170,000	191,250
Nextel Communications, Inc.
	7.375% 08/01/15	315,000	324,116
Nextel Partners, Inc.
	8.125% 07/01/11	390,000	409,500
Rogers Cantel, Inc.
	9.750% 06/01/16	385,000	463,925
Rogers Wireless, Inc.
	8.000% 12/15/12	255,000	266,475
Rural Cellular Corp.
	8.250% 03/15/12	320,000	328,000
	9.750% 01/15/10	65,000	64,675

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Cellular Telecommunications – (continued)
	11.239% 11/01/12(b)	285,000	293,550
US Unwired, Inc.
	10.000% 06/15/12	500,000	550,000
			4,731,341
Satellite Telecommunications – 2.5%
Hughes Network Systems LLC/HNS Finance Corp.
	9.500% 04/15/14(a)	130,000	131,950
Inmarsat Finance II PLC
	(c) 11/15/12 (10.375% 11/15/08)	460,000	401,350
Intelsat Bermuda, Ltd.
	11.250% 06/15/16(a)	485,000	502,581
Intelsat Subsidiary Holding Co., Ltd.
	8.250% 01/15/13	400,000	399,000
PanAmSat Corp.
	9.000% 08/15/14	226,000	229,955
Zeus Special Subsidiary Ltd.
	(c) 02/01/15 (9.250% 02/01/10) (a)	330,000	226,050
			1,890,886
Telecommunication Equipment – 0.5%
Lucent Technologies, Inc.
	6.450% 03/15/29	475,000	404,938
			404,938
Telecommunication Services – 2.0%
Embarq Corp.
	7.082% 06/01/16	165,000	168,356
	7.995% 06/01/36	165,000	172,451
Nordic Telephone Co. Holdings ApS
	8.250% 05/01/16	240,000	324,771
	8.875% 05/01/16(a)	150,000	156,000
Syniverse Technologies, Inc.
	7.750% 08/15/13	260,000	252,850
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	380,000	395,200
			1,469,628
Telephone-Integrated – 4.3%
Cincinnati Bell, Inc.
	7.000% 02/15/15	370,000	360,750

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Telephone-Integrated – (continued)
Citizens Communications Co.
	9.000% 08/15/31	545,000	574,975
Qwest Communications International, Inc.
	7.500% 02/15/14	250,000	247,813
Qwest Corp.
	7.500% 10/01/14(a)	145,000	147,538
	7.500% 06/15/23	575,000	560,625
	8.875% 03/15/12	525,000	568,312
US LEC Corp.
	13.620% 10/01/09(b)	225,000	237,656
Windstream Corp.
	8.625% 08/01/16(a)	455,000	481,162
			3,178,831
Wireless Equipment – 0.5%
American Towers, Inc.
	7.250% 12/01/11	335,000	344,213
			344,213
Telecommunication Services Total			12,019,837
COMMUNICATIONS TOTAL			20,559,018
CONSUMER CYCLICAL – 22.3%
Airlines – 0.6%
Airlines – 0.6%
Continental Airlines, Inc.
	7.568% 12/01/06	475,000	474,249
			474,249
Airlines Total			474,249
Apparel – 1.7%
Apparel Manufacturers – 1.7%
Broder Brothers Co.
	11.250% 10/15/10	235,000	221,488
Levi Strauss & Co.
	9.750% 01/15/15	550,000	569,250
Phillips-Van Heusen Corp.
	7.250% 02/15/11	400,000	399,000
	8.125% 05/01/13	60,000	61,650
			1,251,388
Apparel Total			1,251,388

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Auto Manufacturers – 0.4%
Auto-Cars/Light Trucks – 0.4%
General Motors Corp.
	8.375% 07/15/33	350,000	293,125
			293,125
Auto Manufacturers Total			293,125
Auto Parts & Equipment – 1.8%
Auto/Truck Parts & Equipment-Original – 0.5%
TRW Automotive, Inc.
	9.375% 02/15/13	340,000	362,950
			362,950
Auto/Truck Parts & Equipment-Replacement – 0.4%
Commercial Vehicle Group
	8.000% 07/01/13	310,000	295,275
			295,275
Rubber-Tires – 0.9%
Goodyear Tire & Rubber Co.
	9.000% 07/01/15	695,000	696,738
			696,738
Auto Parts & Equipment Total			1,354,963
Distribution/Wholesale – 0.3%
Distribution/Wholesale – 0.3%
Buhrmann US, Inc.
	7.875% 03/01/15	230,000	223,100
			223,100
Distribution/Wholesale Total			223,100
Entertainment – 2.0%
Gambling (Non-Hotel) – 0.5%
Global Cash Access LLC
	8.750% 03/15/12	332,000	347,355
			347,355
Music – 1.0%
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(a)	345,000	332,925
Warner Music Group
	7.375% 04/15/14	410,000	394,625
			727,550

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Entertainment – (continued)
Resorts/Theme Parks – 0.5%
Six Flags, Inc.
	9.625% 06/01/14	435,000	388,237
			388,237
Entertainment Total			1,463,142
Home Builders – 0.8%
Building-Residential/Commercial – 0.8%
K. Hovnanian Enterprises, Inc.
	6.375% 12/15/14	235,000	208,563
	8.875% 04/01/12	170,000	164,050
KB Home
	5.875% 01/15/15	290,000	256,461
			629,074
Home Builders Total			629,074
Home Furnishings – 0.5%
Home Furnishings – 0.5%
Sealy Mattress Co.
	8.250% 06/15/14	330,000	333,300
			333,300
Home Furnishings Total			333,300
Leisure Time – 1.4%
Cruise Lines – 0.8%
Royal Caribbean Cruises Ltd.
	7.000% 06/15/13	535,000	537,176
			537,176
Leisure & Recreational Products – 0.3%
K2, Inc.
	7.375% 07/01/14	245,000	237,650
			237,650
Recreational Centers – 0.3%
Town Sports International, Inc.
	(c) 02/01/14 (11.000% 02/01/09)	286,000	231,660
			231,660
Leisure Time Total			1,006,486
Lodging – 8.8%
Casino Hotels – 7.7%
CCM Merger, Inc.
	8.000% 08/01/13(a)	480,000	459,600

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Casino Hotels – (continued)
Chukchansi Economic Development Authority
	8.780% 11/15/12(a)(b)	275,000	283,250
Circus & Eldorado/Silver Legacy Capital Corp.
	10.125% 03/01/12	300,000	315,000
Galaxy Entertainment Finance Co., Ltd.
	9.875% 12/15/12(a)	325,000	340,437
Greektown Holdings LLC
	10.750% 12/01/13(a)	385,000	405,212
Hard Rock Hotel, Inc.
	8.875% 06/01/13	520,000	558,350
Jacobs Entertainment, Inc.
	9.750% 06/15/14(a)	210,000	209,738
Kerzner International Ltd.
	6.750% 10/01/15	475,000	508,250
MGM Mirage
	6.000% 10/01/09	270,000	263,925
	6.750% 09/01/12	480,000	466,800
	8.500% 09/15/10	115,000	121,038
Mohegan Tribal Gaming Authority
	6.125% 02/15/13	210,000	200,288
Pinnacle Entertainment, Inc.
	8.250% 03/15/12	575,000	577,875
Pokagon Gaming Authority
	10.375% 06/15/14(a)	200,000	211,500
Station Casinos, Inc.
	6.000% 04/01/12	390,000	372,937
Wynn Las Vegas LLC
	6.625% 12/01/14	450,000	429,750
			5,723,950
Hotels & Motels – 1.1%
Hilton Hotels Corp.
	7.500% 12/15/17	290,000	304,966
ITT Corp.
	7.375% 11/15/15	480,000	511,200
			816,166
Lodging Total			6,540,116

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – 3.6%
Retail-Automobiles – 0.8%
Asbury Automotive Group, Inc.
	8.000% 03/15/14	360,000	351,000
AutoNation, Inc.
	7.000% 04/15/14(a)	140,000	138,075
	7.507% 04/15/13(a)(b)	85,000	85,425
			574,500
Retail-Drug Stores – 0.5%
Rite Aid Corp.
	7.500% 01/15/15	350,000	334,250
			334,250
Retail-Home Furnishings – 0.5%
Tempur-Pedic, Inc.
	10.250% 08/15/10	382,000	400,145
			400,145
Retail-Propane Distributors – 1.1%
AmeriGas Partners LP
	7.125% 05/20/16	295,000	286,887
Ferrellgas Partners LP
	8.750% 06/15/12	300,000	310,500
Inergy LP/Inergy Finance Corp.
	8.250% 03/01/16	240,000	246,600
			843,987
Retail-Restaurants – 0.7%
Dave & Buster’s, Inc.
	11.250% 03/15/14(a)	230,000	213,900
Landry’s Restaurants, Inc.
	7.500% 12/15/14	305,000	288,225
			502,125
Retail Total			2,655,007

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Textiles – 0.4%
Textile-Products – 0.4%
INVISTA

	9.250% 05/01/12(a)	270,000	283,500
			283,500
Textiles Total			283,500
CONSUMER CYCLICAL TOTAL			16,507,450
CONSUMER NON-CYCLICAL – 19.4%
Agriculture – 0.7%
Tobacco – 0.7%
Alliance One International, Inc.
	11.000% 05/15/12	240,000	240,000
Reynolds American, Inc.
	7.625% 06/01/16(a)	290,000	302,573
			542,573
Agriculture Total			542,573
Beverages – 1.1%
Beverages-Non-Alcoholic – 0.4%
Cott Beverages, Inc.
	8.000% 12/15/11	270,000	273,375
			273,375
Beverages-Wine/Spirits – 0.7%
Constellation Brands, Inc.
	7.250% 09/01/16	295,000	296,475
	8.125% 01/15/12	245,000	254,188
			550,663
Beverages Total			824,038
Biotechnology – 0.5%
Medical-Biomedical/Gene – 0.5%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	375,000	380,625
			380,625
Biotechnology Total			380,625
Commercial Services – 5.4%
Commercial Services – 0.5%
Iron Mountain, Inc.
	7.750% 01/15/15	350,000	346,500
			346,500

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services– (continued)
Commercial Services-Finance – 0.2%
Dollar Financial Group, Inc.
	9.750% 11/15/11	141,000	151,575
			151,575
Funeral Services & Related Items – 0.6%
Service Corp. International
	6.750% 04/01/16	230,000	218,500
	7.700% 04/15/09	240,000	245,400
			463,900
Printing-Commercial – 0.7%
Quebecor World Capital Corp.
	8.750% 03/15/16(a)	330,000	310,200
Sheridan Group
	10.250% 08/15/11	210,000	211,575
			521,775
Private Corrections – 0.9%
Corrections Corp. of America
	6.250% 03/15/13	360,000	347,850
GEO Group, Inc.
	8.250% 07/15/13	355,000	353,225
			701,075
Rental Auto/Equipment – 2.5%
Ashtead Capital, Inc.
	9.000% 08/15/16(a)	230,000	234,600
Ashtead Holdings PLC
	8.625% 08/01/15(a)	350,000	350,000
Avis Budget Car Rental LLC
	7.625% 05/15/14(a)	235,000	223,250
	7.750% 05/15/16(a)	160,000	151,296
Hertz Corp.
	8.875% 01/01/14(a)	390,000	404,625
United Rentals North America, Inc.
	6.500% 02/15/12	295,000	279,512
	7.750% 11/15/13	210,000	201,075
			1,844,358
Commercial Services Total			4,029,183

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Cosmetics/Personal Care – 0.9%
Cosmetics & Toiletries – 0.9%
DEL Laboratories, Inc.

	8.000% 02/01/12	355,000	301,750
Elizabeth Arden, Inc.
	7.750% 01/15/14	360,000	346,500
			648,250
Cosmetics/Personal Care Total			648,250
Food – 2.0%
Food-Confectionery – 0.2%
Merisant Co.
	9.500% 07/15/13	215,000	139,750
			139,750
Food-Dairy Products – 0.4%
Dean Foods Co.
	7.000% 06/01/16	320,000	316,800
			316,800
Food-Miscellaneous/Diversified – 1.4%
Dole Food Co., Inc.
	8.625% 05/01/09	352,000	346,720
Pinnacle Foods Holding Corp.
	8.250% 12/01/13	470,000	461,775
Reddy Ice Holdings, Inc.
	(c) 11/01/12 (10.500% 11/01/08)	230,000	197,800
			1,006,295
Food Total			1,462,845
Healthcare Services – 3.1%
Dialysis Centers – 0.4%
DaVita, Inc.
	7.250% 03/15/15	325,000	318,500
			318,500
Medical-HMO – 0.5%
Coventry Health Care, Inc.
	8.125% 02/15/12	340,000	354,450
			354,450
Medical-Hospitals – 0.8%
Tenet Healthcare Corp.
	9.875% 07/01/14	630,000	614,250
			614,250

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Services – (continued)
Medical-Outpatient/Home Medical – 0.2%
Select Medical Corp.
	7.625% 02/01/15	205,000	177,325
			177,325
MRI/Medical Diagnostic Imaging – 0.2%
MedQuest, Inc.
	11.875% 08/15/12	145,000	134,125
			134,125
Physical Therapy/Rehab Centers – 0.2%
Healthsouth Corp.
	10.750% 06/15/16(a)	150,000	153,375
			153,375
Physician Practice Management – 0.8%
US Oncology Holdings, Inc.
	10.675% 03/15/15(b)	145,000	147,175
US Oncology, Inc.
	9.000% 08/15/12	390,000	403,650
			550,825
Healthcare Services Total			2,302,850
Household Products/Wares – 2.1%
Consumer Products-Miscellaneous – 1.8%
American Greetings Corp.
	7.375% 06/01/16	255,000	256,594
Amscan Holdings, Inc.
	8.750% 05/01/14	385,000	344,575
Jostens IH Corp.
	7.625% 10/01/12	335,000	328,300
Scotts Co.
	6.625% 11/15/13	380,000	366,700
			1,296,169
Office Supplies & Forms – 0.3%
ACCO Brands Corp.
	7.625% 08/15/15	270,000	255,825
			255,825
Household Products/Wares Total			1,551,994
Pharmaceuticals – 3.6%
Medical-Drugs – 1.4%
Elan Finance PLC
	7.750% 11/15/11	505,000	484,800

		Par ($)		Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
Medical-Drugs – (continued)
Rotavax LLC
	10.520% 10/15/14	250,000		250,000
Warner Chilcott Corp.
	8.750% 02/01/15	300,000		300,000
				1,034,800
Medical-Generic Drugs – 0.6%
Mylan Laboratories, Inc.
	6.375% 08/15/15	445,000		428,869
				428,869
Medical-Wholesale Drug Distribution – 0.9%
AmerisourceBergen Corp.
	5.875% 09/15/15	225,000		218,023
Nycomed A/S
	PIK,
	11.750% 09/15/13(a)	EUR	341,257	476,549
				694,572
Pharmacy Services – 0.3%
Omnicare, Inc.
	6.750% 12/15/13	USD	220,000	211,200
				211,200
Vitamins & Nutrition Products – 0.4%
NBTY, Inc.
	7.125% 10/01/15	265,000		251,750
				251,750
Pharmaceuticals Total				2,621,191
CONSUMER NON-CYCLICAL TOTAL				14,363,549
ENERGY – 13.0%
Coal – 1.2%
Coal – 1.2%
Arch Western Finance LLC
	6.750% 07/01/13	415,000		400,475
Massey Energy Co.
	6.875% 12/15/13	535,000		496,212
				896,687
Coal Total				896,687
Oil & Gas – 4.7%
Oil & Gas Drilling – 0.3%
Pride International, Inc.
	7.375% 07/15/14	220,000		223,850
				223,850

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil Companies-Exploration & Production – 3.6%
Chesapeake Energy Corp.
	6.375% 06/15/15	270,000	256,500
	7.500% 06/15/14	370,000	372,775
Compton Petroleum Finance Corp.
	7.625% 12/01/13	365,000	355,875
Forest Oil Corp.
	8.000% 12/15/11	220,000	227,150
Magnum Hunter Resources, Inc.
	9.600% 03/15/12	283,000	299,980
Newfield Exploration Co.
	6.625% 04/15/16	255,000	247,988
PetroHawk Energy Corp.
	9.125% 07/15/13(a)	355,000	361,212
Pogo Producing Co.
	6.625% 03/15/15	295,000	280,988
Quicksilver Resources, Inc.
	7.125% 04/01/16	290,000	276,950
			2,679,418
Oil Refining & Marketing – 0.8%
Premcor Refining Group, Inc.
	7.500% 06/15/15	235,000	245,448
Tesoro Corp.
	6.625% 11/01/15(a)	325,000	313,625
			559,073
Oil & Gas Total			3,462,341
Oil & Gas Services – 0.8%
Oil-Field Services – 0.8%
Hornbeck Offshore Services, Inc.
	6.125% 12/01/14	365,000	340,362
Newpark Resources, Inc.
	8.625% 12/15/07	270,000	270,000
			610,362
Oil & Gas Services Total			610,362

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – 6.3%
Pipelines – 6.3%
Atlas Pipeline Partners LP
	8.125% 12/15/15	255,000	260,100
Colorado Interstate Gas Co.
	6.800% 11/15/15	460,000	455,890
El Paso Performance-Linked Trust
	7.750% 07/15/11(a)	210,000	213,938
MarkWest Energy Partners LP
	6.875% 11/01/14	315,000	295,312
	8.500% 07/15/16(a)	130,000	131,625
Northwest Pipeline Corp.
	8.125% 03/01/10	130,000	135,200
Pacific Energy Partners LP/Pacific Energy Finance Corp.
	6.250% 09/15/15	410,000	400,775
Sonat, Inc.
	7.625% 07/15/11	1,160,000	1,186,100
Southern Natural Gas Co.
	8.875% 03/15/10	250,000	262,262
Williams Companies, Inc.
	6.375% 10/01/10(a)	860,000	846,025
	8.125% 03/15/12	215,000	226,825
	8.750% 03/15/32	215,000	231,663
			4,645,715
Pipelines Total			4,645,715
ENERGY TOTAL			9,615,105
FINANCIALS – 7.6%
Diversified Financial Services – 6.5%
Finance-Auto Loans – 4.1%
Ford Motor Credit Co.
	7.375% 02/01/11	870,000	836,874
	9.875% 08/10/11	505,000	527,625
General Motors Acceptance Corp.
	6.875% 09/15/11	770,000	758,357
	8.000% 11/01/31	865,000	874,247
			2,997,103
Finance-Investment Banker/Broker – 1.1%
E*Trade Financial Corp.
	8.000% 06/15/11	425,000	440,937

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Finance-Investment Banker/Broker – (continued)
LaBranche & Co., Inc.
	11.000% 05/15/12	345,000	370,013
			810,950
Special Purpose Entity – 1.3%
Dow Jones CDX High Yield Index
	8.750% 12/29/10(a)	970,000	987,557
			987,557
Diversified Financial Services Total			4,795,610
Real Estate Investment Trusts (REITs) – 1.1%
REITS-Hotels – 0.6%
Host Marriott LP
	6.750% 06/01/16	510,000	494,700
			494,700
REITS-Regional Malls – 0.5%
Rouse Co. LP
	6.750% 05/01/13(a)	350,000	348,462
			348,462
Real Estate Investment Trusts (REITs) Total			843,162
FINANCIALS TOTAL			5,638,772
INDUSTRIALS – 15.9%
Aerospace & Defense – 1.3%
Aerospace/Defense-Equipment – 0.7%
DRS Technologies, Inc.
	6.875% 11/01/13	355,000	344,350
Sequa Corp.
	9.000% 08/01/09	160,000	168,800
			513,150
Electronics-Military – 0.6%
L-3 Communications Corp.
	5.875% 01/15/15	105,000	99,225
	6.375% 10/15/15	340,000	327,250
			426,475
Total Aerospace & Defense			939,625
Building Materials – 1.3%
Building & Construction Products-Miscellaneous – 0.5%
Nortek, Inc.
	8.500% 09/01/14	275,000	255,750

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Building Materials – (continued)
Building & Construction Products-Miscellaneous – (continued)
NTK Holdings, Inc.
	(c) 03/01/14 (10.750% 09/01/09)	235,000	157,450
			413,200
Building Products-Air & Heating – 0.4%
Goodman Global Holding Co., Inc.
	7.875% 12/15/12	290,000	271,875
			271,875
Building Products-Cement/Aggregation – 0.4%
RMCC Acquisition Co.
	9.500% 11/01/12(a)	265,000	276,925
			276,925
Building Materials Total			962,000
Electronics – 0.6%
Electronic Components-Miscellaneous – 0.6%
Flextronics International Ltd.
	6.250% 11/15/14	445,000	425,531
			425,531
Electronics Total			425,531
Environmental Control – 1.6%
Non-Hazardous Waste Disposal – 1.6%
Allied Waste North America, Inc.
	7.125% 05/15/16(a)	585,000	568,912
	7.875% 04/15/13	590,000	597,375
			1,166,287
Environmental Control Total			1,166,287
Machinery-Construction & Mining – 0.4%
Machinery-Construction & Mining – 0.4%
Terex Corp.
	7.375% 01/15/14	330,000	330,000
			330,000
Machinery-Construction & Mining Total			330,000
Machinery-Diversified – 0.9%
Machinery-General Industry – 0.5%
Douglas Dynamics LLC
	7.750% 01/15/12(a)	240,000	226,800

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Machinery-Diversified – (continued)
Machinery-General Industry – (continued)
Manitowoc Co., Inc.
	7.125% 11/01/13	165,000	162,525
			389,325
Machinery-Material Handling – 0.4%
Columbus McKinnon Corp.
	8.875% 11/01/13	255,000	260,100
			260,100
Machinery-Diversified Total			649,425
Metal Fabricate/Hardware – 0.7%
Metal Processors & Fabrication – 0.7%
Mueller Group, Inc.
	10.000% 05/01/12	146,000	159,140
Mueller Holdings, Inc.
	(c) 04/15/14 (14.750% 04/15/09)	175,000	154,000
TriMas Corp.
	9.875% 06/15/12	205,000	194,238
			507,378
Metal Fabricate/Hardware Total			507,378
Miscellaneous Manufacturing – 2.4%
Diversified Manufacturing Operators – 2.0%
Bombardier, Inc.
	6.300% 05/01/14(a)	640,000	569,600
J.B. Poindexter & Co.
	8.750% 03/15/14	270,000	224,100
Koppers Industries, Inc.
	9.875% 10/15/13	236,000	255,470
Trinity Industries, Inc.
	6.500% 03/15/14	445,000	430,537
			1,479,707
Miscellaneous Manufacturing – 0.4%
Nutro Products, Inc.
	10.750% 04/15/14(a)	305,000	321,775
			321,775
Miscellaneous Manufacturing Total			1,801,482

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Packaging & Containers – 3.7%
Containers-Metal/Glass – 2.1%
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	525,000	527,625
Owens-Brockway Glass Container, Inc.
	8.250% 05/15/13	900,000	911,250
Owens-Illinois, Inc.
	7.500% 05/15/10	140,000	138,600
			1,577,475
Containers-Paper/Plastic – 1.6%
Consolidated Container Co., LLC
	(c) 06/15/09 (10.750% 06/15/07)	240,000	228,000
Jefferson Smurfit Corp.
	8.250% 10/01/12	450,000	426,375
MDP Acquisitions PLC
	9.625% 10/01/12	365,000	380,969
Solo Cup Co.
	8.500% 02/15/14	130,000	113,100
			1,148,444
Packaging & Containers Total			2,725,919
Transportation – 3.0%
Transportation-Marine – 1.3%
Ship Finance International Ltd.
	8.500% 12/15/13	440,000	421,300
Stena AB
	7.500% 11/01/13	555,000	546,675
			967,975
Transportation-Railroad – 0.5%
TFM SA de CV
	9.375% 05/01/12	375,000	397,031
			397,031
Transportation-Services – 0.9%
CHC Helicopter Corp.
	7.375% 05/01/14	450,000	423,000
PHI, Inc.
	7.125% 04/15/13(a)	260,000	247,650
			670,650

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – (continued)
Transportation-Trucks – 0.3%
QDI LLC
	9.000% 11/15/10	225,000	215,438
			215,438
Transportation Total			2,251,094
INDUSTRIALS TOTAL			11,758,741
TECHNOLOGY – 1.5%
Computers – 0.4%
Computer Services – 0.4%
Sungard Data Systems, Inc.
	9.125% 08/15/13	265,000	273,612
			273,612
Computers Total			273,612
Office/Business Equipment – 0.6%
Office Automation & Equipment – 0.6%
Xerox Corp.
	6.400% 03/15/16	100,000	99,010
	7.125% 06/15/10	370,000	382,025
			481,035
Office/Business Equipment Total			481,035
Semiconductors – 0.5%
Electronic Components-Semiconductors – 0.5%
Amkor Technology, Inc.
	9.250% 06/01/16	200,000	190,500
Freescale Semiconductor, Inc.
	6.875% 07/15/11	200,000	204,000
			394,500
Semiconductors Total			394,500
TECHNOLOGY TOTAL			1,149,147
UTILITIES – 5.8%
Electric – 5.8%
Electric-Generation – 1.7%
AES Corp.
	7.750% 03/01/14	430,000	442,900
	9.000% 05/15/15(a)	110,000	118,663
	9.500% 06/01/09	115,000	123,050

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Electric-Generation – (continued)
Edison Mission Energy
	7.730% 06/15/09	585,000	598,162
			1,282,775
Electric-Integrated – 1.5%
CMS Energy Corp.
	6.875% 12/15/15	200,000	200,500
	8.500% 04/15/11	125,000	134,063
Nevada Power Co.
	9.000% 08/15/13	120,000	130,809
Sierra Pacific Resources
	6.750% 08/15/17	355,000	349,574
TECO Energy, Inc.
	7.000% 05/01/12	255,000	262,331
			1,077,277
Independent Power Producer – 2.6%
Dynegy Holdings, Inc.
	6.875% 04/01/11	300,000	288,000
	7.125% 05/15/18	240,000	211,800
Mirant North America LLC
	7.375% 12/31/13	490,000	485,100
MSW Energy Holdings LLC
	7.375% 09/01/10	170,000	170,850
	8.500% 09/01/10	305,000	314,150
NRG Energy, Inc.
	7.250% 02/01/14	225,000	222,188
	7.375% 02/01/16	265,000	261,025
			1,953,113
Electric Total			4,313,165
UTILITIES TOTAL			4,313,165
	Total Corporate Fixed-Income Bonds & Notes (cost of $91,638,735)		91,139,158

		Par ($)	Value ($)
Preferred Stocks – 2.7%
COMMUNICATIONS – 1.0%
Media – 1.0%
Radio – 1.0%
Spanish Broadcasting System, Inc.	PIK,
	10.750%	692	750,820
			750,820
Media Total			750,820
COMMUNICATIONS TOTAL			750,820
FINANCIALS – 1.7%
Real Estate Investment Trusts (REITs) – 1.7%
REITS-Diversified – 1.7%
iStar Financial, Inc.	7.800%	13,000	328,657
	7.875%	15,007	382,678
Sovereign Real Estate Investment Corp.	12.000% 01/01/00(a)	365,000	503,700
			1,215,035
Real Estate Investment Trusts (REITs) Total			1,215,035
FINANCIALS TOTAL			1,215,035
Total Preferred Stocks (cost of $1,966,480)			1,965,855

			Shares
Common Stocks – 1.1%
CONSUMER DISCRETIONARY – 0.1%
Media – 0.1%
	Sinclair Broadcast Group, Inc., Class A	15,000	115,800
Media Total			115,800
CONSUMER DISCRETIONARY TOTAL			115,800
INDUSTRIALS – 0.0%
Commercial Services & Supplies – 0.0%
	Fairlane Management Corp. (d)(e)(f)(g)	8,000	—
Commercial Services & Supplies Total			—
INDUSTRIALS TOTAL			—
MATERIALS – 0.2%
Chemicals – 0.2%
	Lyondell Chemical Co.	5,000	129,900
Chemicals Total			129,900
MATERIALS TOTAL			129,900
TELECOMMUNICATION SERVICES – 0.6%
Diversified Telecommunication Services – 0.4%
	Embarq Corp. (g)	2,692	126,927
	NTL, Inc.	7,355	194,834
Diversified Telecommunication Services Total			321,761

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – 0.2%
	Sprint Nextel Corp.	7,853	132,873
Wireless Telecommunication Services Total			132,873
TELECOMMUNICATION SERVICES TOTAL			454,634
UTILITIES – 0.2%
Independent Power Producers & Energy Traders – 0.2%
	Mirant Corp. (g)	4,780	138,477
Independent Power Producers & Energy Traders Total			138,477
UTILITIES TOTAL			138,477
	Total Common Stocks (cost of $948,949)		838,811

		Par ($)
Municipal Bonds – 0.8%
CALIFORNIA – 0.8%
CA Cabazon Band Mission Indians
	13.000% 10/01/11(b)(f)	575,000		606,430
CALIFORNIA TOTAL				606,430
	Total Municipal Bonds (cost of $575,000)			606,430
Convertible Bonds – 0.6%
COMMUNICATIONS – 0.6%
Telecommunication Services – 0.6%
Telecommunication Equipment – 0.3%
Nortel Networks Corp.
	4.250% 09/01/08	275,000		260,219
				260,219
Telephone-Integrated – 0.3%
NTL Cable PLC
	8.750% 04/15/14	EUR	160,000	215,212
				215,212
Telecommunication Services Total				475,431
COMMUNICATIONS TOTAL				475,431
	Total Convertible Bonds (cost of $468,128)			475,431

		Units		Value ($)
Warrants – 0.1%
COMMUNICATIONS – 0.0%
Media – 0.0%
Broadcast Services/Programs – 0.0%
XM Satellite Radio Holdings, Inc.	Expires 03/15/10(a)(g)	USD	600	3,000
				3,000
Media Total				3,000
Telecommunication Services – 0.0%
Cellular Telecommunications – 0.0%
UbiquiTel, Inc.	Expires 04/15/10(a)(d)(e)(f)(g)	525		—
				—
Telecommunication Services – 0.0%
Jazztel PLC	Expires 07/15/10(d)(e)(f)(g)	EUR	350	—
				—
Telecommunication Services Total				—
COMMUNICATIONS TOTAL				3,000
INDUSTRIALS – 0.1%
Transportation – 0.1%
Transportation-Trucks – 0.1%
QDI LLC	Expires 01/15/07(a)(d)(f)(g)	USD	2,041	40,075
				40,075
Transportation Total				40,075
INDUSTRIALS TOTAL				40,075
	Total Warrants (cost of $97,125)			43,075

		Par ($)
Short-Term Obligation – 8.1%
	Repurchase agreement with State Street Bank & Trust Co., dated 08/31/06, due 09/01/06 at 5.160%, collateralized by a U.S. Treasury Bond maturing 08/15/28, market value of $6,105,461 (repurchase proceeds $5,982,857) (cost of $5,982,000)	5,982,000	5,982,000

	Total Short-Term Obligation (cost of $5,982,000)		5,982,000

Total Investments – 136.4% (cost of $101,676,417)(h)(i)	101,050,760

Other Assets & Liabilities, Net – (36.4)%	(26,943,287)

Net Assets – 100.0%	74,107,473

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, these securities, which are not illiquid, amounted to $16,690,572, which represents 22.5% of net assets.

Acquisition
	Security	Date	Par/Units	Cost	Value
	QDI LLC	06/01/02	2,041	—	$40,075
	UbiquiTel, Inc.	04/11/00	525	26,600	—
$40,075

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2006.

(c)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(e)	Security has no value.

(f)	Illiquid security.

(g)	Non-income producing security.

(h)	Cost for federal income tax purposes is $101,757,342.

(i)	Unrealized appreciation and depreciation at August 31, 2006 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$1,888,489	$(2,595,071)		$(706,582)

At August 31, 2006, the Trust had entered into the following forward currency exchange contracts:

				Unrealized
Forward Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Appreciation/ (Depreciation)
EUR	$955,342	$951,745	09/15/06	$(3,597)
EUR	278,930	280,296	10/25/06	1,366
				$(2,231)

Acronym	Name

EUR	Euro
PIK	Payment-In-Kind
REIT	Real Estate Investment Trust
USD	United States Dollar

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Colonial Intermediate High Income Fund

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 27, 2006

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	October 27, 2006